Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Employees and related	$ 557	$ 603
Accrued Vacation	283	256
Other	2	6
Other Payables	$ 842	$ 865